Related party transactions	6 Months Ended	12 Months Ended
	Apr. 30, 2022	Oct. 31, 2021
Statement [Line Items]
Related party transactions
8.	Related party transactions
Remuneration of key management personnel including directors
The remuneration of the executive officers and directors, who are the key management personnel of the Company, during the six months ended April 30, 2022 and 2021 are as follows:

	April 30, 2022 $	April 30, 2021 $
Salaries	1,783,342	539,009
Share-based compensation	8,030,239	605,957
Fees and benefits	1,599,261	339,846

	11,412,842	1,484,812

During the three and six months ended April 30, 2022, the Company paid directors for providing director services and consulting services. Total amounts paid to directors in respect of these activities in the period was $95,379 and $172,879, respectively (three and six months ended April 30, 2021: $61,600 and $110,966).
Outstanding balances of remunerations of the executive officers and directors are summarized as follows:

	April 30, 2022 $	October 31, 2021 $
Accounts payable and accrued liabilities	1,430,161	771,255

Outstanding balances	1,430,161	771,255

Related-Party Lease
From January 1, 2019 to December 31, 2021, the Company leased certain office space from Ashlin BPG Marketing, which is controlled by certain members of the immediate family of the Company’s President and Chief Executive Officer. Under the terms of the lease, the Company was required to pay Cdn. $4,500 per month plus applicable taxes, subject to 60 days’ notice of termination.
Li-Cycle
terminated the lease, effective December 31, 2021. During the three and six months ended April 30, 2022, the Company incurred expenses of $nil and $6,358 in relation to this vendor, compared to $11,155 and $17,353 for the three and six months ended April 30, 2021, respectively.
Related-Party Expenses
The Company has engaged Fade In Production Pty. Ltd., which is controlled by certain members of the immediate family of the Executive Chair of
Li-Cycle,
to provide it with corporate video production services since 2017. During the three and six months ended April 30, 2022, the Company incurred expenses of $105,372 and $107,472 in relation to this vendor, compared to $69,347 and $97,005 for the three and six months ended April 30, 2021, respectively.
The Company has engaged Ashlin BPG Marketing, a related party as described above, to provide it with
Li-Cycle
branded promotional products for both customers and employees since April 1, 2020. During the three and six months ended April 30, 2022, the Company incurred expenses of $11,486 and $45,265 attributable to this vendor, compared to $4,415 and $23,688 for the three and six months ended April 30, 2021, respectively.
The Company has engaged Consulero Inc., which is controlled by certain members of the immediate family of the Company’s President and Chief Executive Officer, to provide it with technology services in relation to the Company’s inventory management system since September 1, 2020. During the three and six months ended April 30, 2022, the Company incurred expenses of $25,252 and $47,355 attributable to this vendor, compared to $22,153 and $58,279 for the three and six months ended April 30, 2021, respectively.
Consulting Agreements
On May 1, 2020,
Li-Cycle
entered into a consulting agreement with Atria Limited (“Atria”), an entity which beneficially owned more than 5% of the outstanding
Li-Cycle
Corp. common shares at that time, to agree upon and finalize the consideration for certain business development and marketing consulting services that were previously performed on behalf of
Li-Cycle
from 2018 through April 2020. The fees for such services were agreed at 12,000 common shares of
Li-Cycle
Corp., payable in installments of 1,000 shares per month. On January 25, 2021,
Li-Cycle
issued all of the 12,000 shares to Atria as full and final satisfaction of all obligations of
Li-Cycle
to Atria under the consulting agreement. Atria also directed the issuance of such shares as follows: 8,000 Shares to Atria; 2,000 Shares to Pella Ventures (an affiliated company of Atria); and 2,000 Shares to a director of
Li-Cycle
Corp. at the time, who is not related to Atria.
Director Consulting Agreements
Under the terms of an agreement dated July 19, 2019 between
Li-Cycle
and Anthony Tse, Mr. Tse provided consulting services to
Li-Cycle
in relation to the proposed expansion of its operations in Asia and was entitled to a fee of $4,700 per month for such services. During the three and six months ended April 30, 2022, Mr. Tse was paid aggregate fees under this agreement of nil and $14,100, compared to $14,100 and $28,200 for the three and six months ended April 30, 2021. The consulting agreement was terminated on January 19, 2022.

8.	Related party transactions
Remuneration of key management personnel
The remuneration of the executive officers and directors, who are the key management personnel of the Company, is set out below:

	October 31, 2021	October 31, 2020	October 31, 2019
	$	$	$
Salaries	1,501,800	231,034	104,310
Share-based compensation	1,863,260	74,320	149,993
Fees and benefits	1,517,791	411,184	159,881

	4,882,851	716,538	414,184

During the twelve months ended October 31, 2021, the Company paid directors and advisors for providing director services, consulting and fundraising activities. Total amounts paid for fiscal 2021 to directors in respect of these activities was $260,284 (2020: $181,383, 2019:$75,285).
Outstanding balances of remunerations of the executive officers and directors are summarized as follows:

	October 31, 2021	October 31, 2020	October 31, 2019
	$	$	$
Accounts payable and accrued liabilities	771,255	316,465	85,386
Restricted share units	—	153,296	—

Outstanding balances	771,255	469,761	85,386

Related-Party Lease
From January 1, 2019 to December 31, 2021, the Company leased certain office space from Ashlin BPG Marketing, which is controlled by certain members of the immediate family of the Company’s President and Chief Executive Officer. Under the terms of the lease, the Company was required to pay Cdn.
$4,500 per month plus applicable taxes, subject to 60 days’ notice of termination.
Li-Cycle
terminated the lease, effective December 31, 2021. During the twelve months ended October 31, 2021, the Company incurred expenses of $39,866 in relation to this vendor, as compared to $35,505 for the twelve months ended October 31, 2020.
Related-Party Expenses
The Company has engaged Fade In Production Pty. Ltd., which is controlled by certain members of the immediate family of the Executive Chair of
Li-Cycle,
to provide it with corporate video production services since 2017. During the twelve months ended October 31, 2021, the Company incurred expenses of $145,851 in relation to this vendor, as compared to $42,739 for the twelve months ended October 31, 2020.
The Company has engaged Ashlin BPG Marketing, which is controlled by certain members of the immediate family of the Company’s President and Chief Executive Officer, to provide it with marketing items and employee gifts since April 1, 2020. During the twelve months ended October 31, 2021, the Company incurred expenses of $46,640 attributable to this vendor, as compared to $5,405 for the twelve months ended October 31, 2020.
The Company has engaged Consulero Inc., which is controlled by certain members of the immediate family of the Company’s President and Chief Executive Officer, to provide it with technology services since September 1, 2020. During the twelve months ended October 31, 2021, the Company incurred expenses of $103,040 attributable to this vendor, as compared to $46,515 for the twelve months ended October 31, 2020.
Consulting Agreements
On May 1, 2020, the Company entered into a consulting agreement with Atria Limited, a beneficial owner of more than 5% of the outstanding
Li-Cycle
Corp. shares at that time, for certain business development consulting services with fees payable in
Li-Cycle
Corp. shares at a rate of 1,000
Li-Cycle
Corp. shares per month, to a maximum of 12,000
Li-Cycle
Corp. shares. On January 25, 2021,
Li-Cycle
and Atria Limited
entered into a letter agreement providing for the termination of the consulting agreement and the issuance and delivery to Atria Limited of
10,000
Li-Cycle Corp. shares as full and final satisfaction of all obligations and liabilities of Li-Cycle to Atria Limited under the consulting agreement.
Director Consulting Agreements
Under the terms of an agreement dated July 19, 2019 between
Li-Cycle
and Anthony Tse, Mr. Tse provided consulting services to
Li-Cycle
in relation to the proposed expansion of its operations in Asia and was entitled to a fee of $4,700 per month for such services. For the twelve months ended October 31, 2021, Mr. Tse was paid aggregate fees under this agreement of $56,400
. The consulting agreement was terminated o
n

January 19, 2022.
Under the terms of a consulting agreement dated July 19, 2019 between
Li-Cycle
and Rick Findlay, for the twelve months ended October 31, 2020, Mr. Findlay was paid aggregate fees of $1,332. For the twelve months ended October 31, 2021, there were no fees paid. The consulting agreement was terminated on June 25, 2021.
Related-Party Promissory Notes
On June 16, 2021,
Li-Cycle
issued promissory notes (the “Promissory Notes”) for an aggregate principal amount of $7,000,000 as consideration for loans received from companies related to the Chief Executive Officer and the Executive Chair of
Li-Cycle,
respectively. The Promissory Notes bear interest at the rate of 10% per annum and mature on December 15, 2023. The Promissory Notes are unsecured and subordinate to indebtedness owing to
Li-Cycle’s
senior lender, BDC Capital Inc.
Li-Cycle
has the option of prepaying all or any portion of the principal and accrued interest of the Promissory Notes prior to the maturity date without penalty, subject to certain conditions. On August 17, 2021
Li-Cycle
elected to repay the full balance of the promissory notes for a total of $7,113,151, including accrued interest.